Share-based payments	12 Months Ended
Aug. 31, 2020
Share-based payments
Share-based payments

17.Share-based payments

Description of the plan

The Company has a fixed option plan. The Company’s stock option plan is administered by the Board of Directors. Under the plan, the Company’s Board of Directors may grant stock options to employees, advisors and consultants, and designates the number of options and the share price pursuant to the new options, subject to applicable regulations. The options, when granted, will have an exercise price of no less than the estimated fair value of shares at the date of grant.

Stock options

On May 27, 2020, the Company granted 354,054 stock options at an exercise price of $3.70 per share and 162,162 stock options at an exercise price of $2.775 per share to directors, officers, employees and consultants of the Company. The stock options will expire 5 to 10 years from the grant date.

The Company recognizes compensation expense for option grants based on the fair value at the date of grant using the Black-Scholes valuation model. For the year ended August 31, 2020, the share-based compensation expense recognized for stock options granted amounted to $739,961. The table below lists the assumptions used to determine the fair value of these option grants. Volatility is based on public companies with characteristics similar to the Company.

	Exercise		Expected	Risk-free	Expected life
	price	Market price	volatility	interest rate	(years)
Grant date	$	$	%	%
May 27, 2020	3.70	3.70	84	4	5
May 27, 2020	2.78	3.70	84	4	5

The following tables summarize information regarding the option grants outstanding as at August 31, 2020:

	Number of	Weighted average
	options	exercise price
		$
Balance at August 31, 2019	—	—
Granted	516,216	3.41
Balance at August 31, 2020	516,216	3.41

			Weighted
		Weighted	average		Weighted average
	Number of	average grant	remaining		contractual life
Exercise price	options	date fair value	contractual life	Exercisable	remaining
$	outstanding	$	(years)	options	(years)
2.78	162,162	2.59	4.75	81,081	4.75
3.70	354,054	2.42	4.75	75,338	4.75